                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                          REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-21488

Exact Name of Registrant
(as specified in charter): Cohen & Steers Utility Fund, Inc.

Address of Principal Executive Office:      757 Third Avenue
                                            New York, NY 10017

Name and address of agent for service:      John E. McLean
                                            757 Third Avenue
                                            New York, NY 10017

Registrant telephone number, including area code: (212) 832-3232

Date of fiscal year end:   December 31

Date of reporting period:  September 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS


--------------------------------------------------------------------------------
                        COHEN & STEERS UTILITY FUND, INC.
--------------------------------------------------------------------------------

                             SCHEDULE OF INVESTMENTS
                         September 30, 2005 (Unaudited)

                                                                         Number
                                                                       of Shares             Value
                                                                      ------------       ------------
COMMON STOCK                                                 85.1%
    ENERGY - OIL & GAS                                        2.0%
           Enterprise GP Holdings LP                                       100,000       $  3,488,000
                                                                                         ------------
    TRANSPORT MARINE                                          1.3%
           Teekay LNG Partners LP                                           76,600          2,412,900
                                                                                         ------------
    UTILITIES                                                80.8%
       ELECTRIC - DISTRIBUTION                                4.8%
           Consolidated Edison                                              62,848          3,051,270
           Energy East Corp.                                                58,980          1,485,706
           NSTAR                                                            94,187          2,723,888
           Pepco Holdings                                                   60,210          1,401,087
                                                                                         ------------
                                                                                            8,661,951
                                                                                         ------------


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                                       1
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


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                        COHEN & STEERS UTILITY FUND, INC.
--------------------------------------------------------------------------------

                      SCHEDULE OF INVESTMENTS--(Continued)
                         September 30, 2005 (Unaudited)

                                                                         Number
                                                                       of Shares           Value
                                                                      ------------     -------------
       ELECTRIC - INTEGRATED                                 61.5%
           Ameren Corp.                                                     57,444     $   3,072,680
           CINergy Corp.                                                    39,795         1,767,296
           Cleco Corp.                                                      42,616         1,004,885
           CMS Energy Corp.(a)                                             117,400         1,931,230
           Constellation Energy Group                                       73,500         4,527,600
           Dominion Resources                                               85,744         7,385,988
           DPL                                                              59,000         1,640,200
           DTE Energy Co.                                                   33,586         1,540,254
           Duke Energy Corp.                                               248,592         7,251,429
           E.ON AG, (ADR)                                                   45,774         1,407,550
           Edison International                                            165,840         7,840,915
           El Paso Electric Co.(a)                                          19,400           404,490
           Entergy Corp.                                                    91,254         6,781,997
           Exelon Corp.                                                    158,933         8,493,380
           FirstEnergy Corp.                                                79,655         4,151,619
           FPL Group                                                       168,186         8,005,654
           NiSource                                                        100,681         2,441,514
           PG&E Corp.                                                      200,807         7,881,675
           PPL Corp.                                                       179,278         5,796,058
           Public Service Enterprise Group                                  63,443         4,083,191
           SCANA Corp.                                                      75,839         3,203,439
           Southern Co.                                                    171,324         6,126,546
           TXU Corp.                                                        77,640         8,764,003
           Xcel Energy                                                     224,103         4,394,660
                                                                                       -------------
                                                                                         109,898,253
                                                                                       -------------
       ELECTRIC - TRANSMISSION                                1.1%
           ITC Holdings Corp.                                               66,800         1,935,864
                                                                                       -------------
       GAS - DISTRIBUTION                                     1.6%
           AGL Resources                                                    75,896         2,816,500
                                                                                       -------------


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                                       2
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


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                        COHEN & STEERS UTILITY FUND, INC.
--------------------------------------------------------------------------------

                      SCHEDULE OF INVESTMENTS--(Continued)
                         September 30, 2005 (Unaudited)

                                                                         Number
                                                                       of Shares          Value
                                                                      ------------    -------------
       GAS - INTEGRATED                                       7.4%
           Energen Corp.                                                    86,306    $   3,733,598
           Equitable Resources                                             126,020        4,922,341
           Sempra Energy                                                    95,068        4,473,900
                                                                                       ------------
                                                                                         13,129,839
                                                                                       ------------
       PIPELINES                                              4.4%
           Questar Corp.                                                    64,039        5,643,117
           Williams Cos. (The)                                              52,300        1,310,115
           Williams Partners LP                                             29,600          962,296
                                                                                       ------------
                                                                                          7,915,528
                                                                                       ------------
           TOTAL UTILITIES                                                              144,357,935
                                                                                       ------------
    UTILITY-FOREIGN                                           1.0%
       ELECTRIC
           CEZ AS                                                           14,500          436,716
           RWE AG                                                           20,918        1,383,973
                                                                                       ------------
           TOTAL UTILITY-FOREIGN                                                          1,820,689
                                                                                       ------------
              TOTAL COMMON STOCK
               (Identified cost-$128,816,366)                                           152,079,524
                                                                                       ------------


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                                       3
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


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                        COHEN & STEERS UTILITY FUND, INC.
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                      SCHEDULE OF INVESTMENTS--(Continued)
                         September 30, 2005 (Unaudited)

                                                                         Number
                                                                       of Shares           Value
                                                                      ------------     ------------
PREFERRED SECURITIES - $25 PAR VALUE                          8.6%
    FINANCE                                                   0.1%
           MBNA Capital, 8.125%, Series D (TruPS)                            3,300     $     86,955
                                                                                       ------------
    MEDIA                                                     0.2%
           Liberty Media Corp., 8.75%, (PPLUS)                               2,450           61,862
           Shaw Communications, 8.50%, Series B (COPrs)                     12,400          315,208
                                                                                       ------------
                                                                                            377,070
                                                                                       ------------
    REAL ESTATE                                               7.0%
       DIVERSIFIED                                            1.5%
           Colonial Properties Trust, 7.62%, Series E                       15,700          391,558
           Digital Realty Trust, 8.50%, Series A                            21,000          553,350
           Digital Realty Trust, 7.875%, Series B                           14,000          349,300
           Entertainment Properties Trust, 7.75%, Series B                  11,000          278,850
           iStar Financial, 7.875%, Series E                                 4,200          109,830
           iStar Financial, 7.80%, Series F                                 19,900          527,549
           iStar Financial, 7.65%, Series G                                 11,300          284,534
           iStar Financial, 7.50%, Series I                                  6,200          156,984
                                                                                       ------------
                                                                                          2,651,955
                                                                                       ------------
 HEALTH CARE                                                  0.4%
           Health Care REIT, 7.875%, Series D                               13,900          359,941
           Health Care REIT, 7.625%, Series F                               14,200          359,260
           LTC Properties, 8.00%, Series F                                   2,200           56,430
                                                                                       ------------
                                                                                            775,631
                                                                                       ------------


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                                       4
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


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                        COHEN & STEERS UTILITY FUND, INC.
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                      SCHEDULE OF INVESTMENTS--(Continued)
                         September 30, 2005 (Unaudited)

                                                                         Number
                                                                       of Shares           Value
                                                                      ------------     ------------
       HOTEL                                                  1.8%
           Ashford Hospitality Trust, 8.55%, Series A                       12,200     $    317,322
           Eagle Hospitality Properties Trust, 8.25%, Series A              10,000          251,000
           FelCor Lodging Trust, 8.00%, Series C                            10,900          271,410
           Highland Hospitality Corp., 7.875%, Series A                     14,600          361,350
           Innkeepers USA Trust, 8.00%, Series C                            21,200          554,380
           Strategic Hotel Capital, 8.50%, Series A, 144A(c)                28,200          740,250
           Sunstone Hotel Investors, 8.00%, Series A                        30,000          765,000
                                                                                       ------------
                                                                                          3,260,712
                                                                                       ------------
       OFFICE                                                 1.0%
           Alexandria Real Estate Equities, 8.375%, Series C                 3,850          101,332
           Corporate Office Properties Trust, 8.00%, Series G                2,600           67,600
           Cousins Properties, 7.50%, Series B                               6,000          153,600
           Highwoods Properties, 8.00%, Series B                            14,291          360,991
           Kilroy Realty Corp., 7.50%, Series F                              5,600          142,464
           Maguire Properties, 7.625%, Series A                             15,450          391,657
           SL Green Realty Corp., 7.875%, Series D                          21,450          552,123
                                                                                       ------------
                                                                                          1,769,767
                                                                                       ------------
       RESIDENTIAL                                            1.3%
         APARTMENT                                            1.0%
           Apartment Investment & Management Co.,
             9.375%, Series G                                                5,000          132,400
           Apartment Investment & Management Co.,
             8.00%, Series T                                                13,400          339,020
           Apartment Investment & Management Co.,
             8.00%, Series V                                                22,500          571,500
           Apartment Investment & Management Co.,
             7.875%, Series Y                                               29,000          727,900
                                                                                       ------------
                                                                                          1,770,820
                                                                                       ------------


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                                       5
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


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                        COHEN & STEERS UTILITY FUND, INC.
--------------------------------------------------------------------------------

                      SCHEDULE OF INVESTMENTS--(Continued)
                         September 30, 2005 (Unaudited)

                                                                         Number
                                                                       of Shares           Value
                                                                      ------------      -----------
     MANUFACTURED HOME                                        0.3%
           Affordable Residential Communities,
              8.25%, Series A                                               15,500    $     323,175
           American Land Lease, 7.75%, Series A                             12,100          301,290
                                                                                      -------------
                                                                                            624,465
                                                                                      -------------
           TOTAL RESIDENTIAL                                                              2,395,285
                                                                                      -------------
     SHOPPING CENTER                                          0.9%
        COMMUNITY CENTER                                      0.2%
           Cedar Shopping Centers, 8.875%, Series A                          9,600          249,600
                                                                                      -------------
     REGIONAL MALL                                            0.7%
           Glimcher Realty Trust, 8.125%, Series G                          10,000          253,900
           Mills Corp., 7.875%, Series G                                    25,300          650,210
           Taubman Centers, 8.00%, Series G                                 13,500          351,000
                                                                                      -------------
                                                                                          1,255,110
                                                                                      -------------
           TOTAL SHOPPING CENTER                                                          1,504,710
                                                                                      -------------
       SPECIALTY                                              0.1%
           Capital Automotive REIT, 8.00%, Series B                                         188,400
                                                                                      -------------

           TOTAL REAL ESTATE                                                             12,546,460
                                                                                      -------------
    UTILITIES                                                 1.3%
       ELECTRIC - INTEGRATED                                  1.3%
           Aquila, 7.875%, due 3/01/32                                      31,100          780,610
           NVP Capital I, 8.20%, due 3/31/37, Series A                       4,500          112,995
           NVP Capital III, 7.75%, due 9/30/38, Series B                    32,600          818,260
           Sierra Pacific Power Co., 7.80%, Series 1                        25,000          630,000
                                                                                      -------------
                                                                                          2,341,865
                                                                                      -------------
              TOTAL PREFERRED SECURITIES - $25
                PAR VALUE
                (Identified cost-$15,303,797)                                            15,352,350
                                                                                      -------------


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                                       6
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


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                        COHEN & STEERS UTILITY FUND, INC.
--------------------------------------------------------------------------------

                      SCHEDULE OF INVESTMENTS--(Continued)
                         September 30, 2005 (Unaudited)

                                                                         Number
                                                                       of Shares           Value
                                                                      ------------      -----------
PREFERRED SECURITIES - CAPITAL TRUST                          1.9%
           AFC Capital Trust I, 8.207%, due 2/03/27,
              Series B(b)                                                  600,000     $    633,556
           Old Mutual Capital Funding, 8.00%, due 5/29/49
             (Eurobond)                                                  1,300,000        1,361,221
           Pemex Project Funding Master Trust, 7.75%, due
             9/29/49                                                       600,000          625,350
           Southern California Edison Co., 6.125%, due
             09/30/10, Series B                                              7,500          753,375
                                                                                       ------------
              TOTAL PREFERRED SECURITIES -
                CAPITAL TRUST
                (Identified cost-$3,341,300)                                              3,373,502
                                                                                       ------------

                                                                        Principal
                                                                         Amount
                                                                        ---------
                                                               2.2%
CORPORATE BONDS
           Citizens Communications Co., 9.00%,
              due 8/15/31                                               $1,225,000        1,247,969
           Columbia/HCA, 7.50%, due 11/15/95,                            1,200,000        1,107,642
           Liberty Media Corp., 8.25%, due 2/1/30                          100,000           96,260
           Rogers Cable, 8.75%, due 5/1/32                                 400,000          459,000
           Rogers Wireless Communications, 8.00%, due
             12/15/12, 144A(c)                                             500,000          530,625
           Valor Telecom Enterprise, 7.75%, due 2/15/15                    500,000          487,500
                                                                                       ------------
              TOTAL CORPORATE BONDS
              (Identified cost-$4,117,193)                                                3,928,996
                                                                                       ------------

COMMERCIAL PAPER                                              3.0%
           San Paolo U.S. Finance Co., 2.750%, due 10/3/05
             (Identified cost-$5,363,180)                                5,364,000        5,363,180
                                                                                       ------------


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                                       7
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


--------------------------------------------------------------------------------
                        COHEN & STEERS UTILITY FUND, INC.
--------------------------------------------------------------------------------

                      SCHEDULE OF INVESTMENTS--(Continued)
                         September 30, 2005 (Unaudited)

TOTAL INVESTMENTS
(Identified cost-$156,941,836)                         100.8%                     180,097,552

LIABILITIES IN EXCESS OF OTHER ASSETS                   (0.8)%                     (1,483,316)
                                                       -----                     ------------

NET ASSETS                                             100.0%                    $178,614,236
                                                       =====                     ============

Note: Percentages indicated are based on the net assets of the fund.

(a) Non-income producing security.

(b) Fair valued security. Aggregate holdings equal 0.4% of net assets.

(c) Resale is restricted to qualified institutional investors; aggregate holdings equal 0.7% of net assets.


                                 Glossary of Portfolio Abbreviations

                       ADR          American Depositary Receipt
                       COPrS        Canadian Origin Preferred Securities
                       PPLUS        Preferred Plus Trust
                       REIT         Real Estate Investment Trust
                       TruPS        Trust Preferred Securities


--------------------------------------------------------------------------------
                                       8
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



Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b) During the last fiscal quarter, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS UTILITY FUND, INC.

By: /s/ Adam M. Derechin
    --------------------------------
        Name: Adam M. Derechin
        Title: President

        Date: November 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Adam M. Derechin                    By:  /s/ Jay J. Chen
    --------------------------------             ---------------------------------------
         Name: Adam M. Derechin                      Name: Jay J. Chen
         Title: President and principal              Title: Treasurer and principal
                 executive officer                           financial officer

         Date: November 17, 2005
